Lease Accounting - Schedule of maturity of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2021	$ 2,108
2022	1,120
2023	304
Total operating lease payments (undiscounted)	3,532
Less: Imputed interest	(204)
Total operating lease liabilities (discounted)	$ 3,328